SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 26,570	$ 17,649
Operating Income (Loss)	(3,359)	(6,005)
Goodwill	7,026	7,026
Total Property and Equipment, net	2,701	1,640
Cyber Security [Member]
Revenues	1,260	1,384
Operating Income (Loss)	524	680
Goodwill	1,075	1,075
Total Property and Equipment, net	8	30
IoT [Member]
Revenues	23,766	15,628
Operating Income (Loss)	(99)	(3,993)
Goodwill	2,229	2,229
Total Property and Equipment, net	2,519	1,590
e-Gov [Member]
Revenues	1,544	637
Operating Income (Loss)	(3,676)	(2,692)
Goodwill	3,722	3,722
Total Property and Equipment, net	$ 174	$ 50